Accounts Receivable, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, net
Accounts receivable, gross:	¥ 443,120	¥ 263,852
Less: allowance for credit losses	(1,706)	(2,894)
Accounts receivable, net	441,414	260,958
Up to three months
Accounts Receivable, net
Accounts receivable, gross:	438,588	255,252
Three to six months
Accounts Receivable, net
Accounts receivable, gross:	2,829	1,300
Six to twelve months
Accounts Receivable, net
Accounts receivable, gross:	115	6,476
Above one year
Accounts Receivable, net
Accounts receivable, gross:	¥ 1,588	¥ 824